               HARTFORD LEADERS SOLUTION (SERIES I AND SERIES IR)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

   SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

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                                     EFFECTIVE DATE
        RATINGS AGENCY                  OF RATING                    RATING                  BASIS OF RATING
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            Fitch                        9/19/02                       AA                 Claims paying ability
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  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3977
333-69475